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Mark A. Quade Associate +1 312 609 7515 mquade@vedderprice.com

November 1, 2017

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street N.E.
Washington, D.C. 20549
Attn: Alison White, Esq.

Re:	Viking Mutual Funds (the “Registrant”) (File Nos. 333-77993; 811-09277) Registration Statement on Form N-1A

To the Commission:

On behalf of the Registrant, this letter is in response to the comments provided telephonically by the staff of the U.S. Securities and Exchange Commission (the “Commission”) to Vedder Price P.C. on August 3, 2017 with respect to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A filed on June 29, 2017 (the “Registration Statement”) relating to the issuance by the following series of the Registrant: Kansas Municipal Fund, Maine Municipal Fund, Nebraska Municipal Fund, New Hampshire Municipal Fund and Oklahoma Municipal Fund (each, a “Fund”), of shares of beneficial interest.  Set forth below are the staff’s comments and the Registrant’s responses.  Any capitalized terms used but not defined herein have the same meanings assigned to them in the Registration Statement.

Pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, the Registration Statement was scheduled to become effective on September 12, 2017. The Registrant subsequently filed Post-Effective Amendment Nos. 38 and 39 on September 11, 2017 and October 10, 2017, respectively, pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, in order to designate November 1, 2017, as the new effective date for Post-Effective Amendment No. 37.  The Registrant is filing the definitive form of the Prospectus and the Statement of Additional Information concurrently herewith in order to address the comments of the staff and to complete all missing information.

Prospectus

Comment (1)      On the cover page of the Prospectus, please disclose the ticker symbols for each series and class.

Response:          The Registrant has added the requested disclosure, as applicable.

Comment (2)      In each Fund’s summary section under “Fees and Expenses of the Fund,” please update cross references to other sections and pages numbers.

Response:          The Registrant has revised the disclosure.

222 North LaSalle Street	Chicago, Illinois 60601	T +1 312 609 7500	F +1 312 609 5005

Vedder Price P.C. is affiliated with Vedder Price LLP, which operates in England and Wales, Vedder Price (CA), LLP, which operates in California, and Vedder Price Pte. Ltd., which operates in Singapore.

U.S. Securities and Exchange Commission

November 1, 2017

Comment (3)      Regarding the tables in each Fund’s summary section under “Fees and Expenses of the Fund,” please note that the staff expects that missing fee and expense figures will be disclosed prior to effectiveness of the Registration Statement.

Response:          The Registrant has provided the requested disclosure.

Comment (4)      The staff notes that each Fund’s principal investment strategy contains the following statement: “The Fund may invest more than 25% of its net assets in municipal securities that finance similar types of projects, such as education, healthcare, housing, industrial development, transportation, utilities, or pollution control. Economic, business, political, or other changes can affect all securities of a similar type.” Please revise this disclosure for each Fund, as applicable, in order to reflect the Fund’s specific principal investment strategy, and revise the Fund’s disclosure of principal risks, as applicable, so that the disclosure of the Fund’s principal investment strategies and corresponding principal risks are consistent.

Response:          The Registrant has provided the requested disclosure.

Comment (5)      The staff notes that the following investment strategy of each Fund is not a principal investment strategy: “During unusual market or other conditions, the Fund may temporarily depart from its investment objective and invest up to 100% of its assets in short-term U.S. Government obligations, cash, and cash equivalents. During such times, the Fund may be unable to pursue its investment objective.” Please relocate this disclosure to the section of the Prospectus provided in response to Item 9(b) of Form N-1A, per Instruction 6 to Item 9(b).

Response:          The Registrant has relocated the disclosure.

Comment (6)      Please remove the following statement from each Fund’s principal investment strategy, per Instruction 3 to Item 9(b) of Form N-1A: “The Fund does not buy securities on margin, sell securities short, use commodities or futures contracts, or use derivative securities of any kind.”

Response:          The Registrant has removed the referenced disclosure from each Fund’s principal investment strategy.

Comment (7)      Please state in each Fund’s principal investment strategy that the Fund is “non-diversified,” as applicable.

Response:          The Registrant has revised the disclosure.

Comment (8)      In each Fund’s disclosure of Fund Performance, please revise the following statement in order to make it easier to understand: “After-tax returns are shown for the Fund only, which had similar class-specific fees and expenses as those expected for Class A shares of the Fund.”

Response:          The Registrant has revised the disclosure.

Comment (9)      Please consider whether the third paragraph in the section entitled “Customer Identification Procedures” is necessary in light of the disclosure in the section entitled “Minimum Investments and Share Price.”

Response:          The Registrant has removed the referenced disclosure.

Comment (10)    Please confirm supplementally that the Funds have not reserved the right to redeem shares in-kind.

Response:          For the information of the staff, the Funds have not reserved the right to redeem shares in-kind.

U.S. Securities and Exchange Commission

November 1, 2017

Statement of Additional Information

Comment (11)    Please confirm supplementally that the disclosure within Appendix A – Factors Pertaining to States and U.S. Territories in the Statement of Additional Information is current as of the date of the Statement of Additional Information.

Response:          The Registrant confirms supplementally that the referenced disclosure is current as of the date of the Statement of Additional Information based on the information available.

Please contact Deborah Bielicke Eades at (312) 609-7661 or the undersigned at (312) 609-7515 if you have any questions or comments regarding the filing.

Very truly yours,

Mark A. Quade